Investment Strategy - Matrix Advisors Value ETF	Oct. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange traded Fund (“ETF”) that invests in value companies as selected by Matrix Asset Advisors, Inc. (“Matrix” or the “Sub-Adviser”). In identifying value companies, Matrix considers characteristics such as a company’s dividend yield, earnings-to-price ratio, sales-to-price ratio, and book-to-market ratio.
The Fund invests primarily in large capitalization companies, which the Sub-Adviser generally defines as companies with a minimum market capitalization of $4 billion at the time of purchase. The Fund invests in both dividend and non-dividend paying common stocks. The Sub-Adviser selects securities for investment that are financially strong and meet specific valuation criteria using the principles of value investing based on Classic Valuation Analysis, as discussed further below.
Classic Valuation Analysis is an investment methodology based on principles Benjamin Graham developed over 70 years ago, which Matrix has refined based on changing economic and macro trends over the past few decades. Using valuation models developed by Matrix, metrics such as earnings growth, dividend growth, return on equity, and book value are analyzed versus their historical (previous six to ten years), current, and projected (next two years) levels to determine a company’s “Intrinsic Value.” Intrinsic Value is Matrix’s best estimate of where the Fund’s portfolio manager believes the stock should trade. The Intrinsic Value estimate is dynamic and updated regularly as companies report new fundamental and financial data, usually quarterly. Value criteria require companies to have a strong financial position, as measured by comfortable levels of debt and free cash flow generation in excess of their cash needs and a current stock price attractively discounted versus its “Intrinsic Value.”
Consistent with the principles of Classic Valuation Analysis, the Fund diversifies its portfolio over a range of companies and industries. The Fund may invest in any sector. At times the Sub-Adviser may overweight the Fund’s portfolio in one or more particular sectors, and/or underweight the Fund’s portfolio or not invest in one or more particular sectors.
Once a stock has been purchased for the Fund’s portfolio, it generally is sold for one of three reasons:
•when a security reaches its Intrinsic Value, based on the Sub-Adviser’s proprietary models;
•there has been a fundamental change in the issuer’s balance sheet or results of operations so that it no longer meets the Fund’s financial or valuation criteria; or
•to take advantage of something more attractive in a similar industry or sector.
The Fund’s sector allocations may change over time based on the Sub-Adviser’s investment decisions and market movements. As of June 30, 2026, the Fund had significant exposure to the Information Technology, Financials, and Communication Services sectors.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with value characteristics. For purposes of this policy, the Fund identifies companies with value characteristics based on their earnings-to-price and book-to-market ratios.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with value characteristics. For purposes of this policy, the Fund identifies companies with value characteristics based on their earnings-to-price and book-to-market ratios.